Trade and Finance Receivables - Finance Receivables Allowance (Details) (Grower Receivables, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Grower Receivables
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Reserve at beginning of year	$ 32,877	$ 36,854
Charged to costs and expenses	0	61
Recoveries	(393)	(1,128)
Write-offs	(390)	(2,910)
Foreign exchange and other	(20)	0
Reserve at end of year	$ 32,074	$ 32,877